FINANCING INCOME (EXPENSE), NET	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
FINANCING INCOME (EXPENSE), NET

NOTE 17:  FINANCING INCOME (EXPENSE), NET

Financing income (expense), net consists of the following for the years ended December 31, 2021, 2020 and 2019:

Details	2021	2020	2019
Interest expense	$(7,312)	$(6,755)	$(6,823)
Interest income	5,368	8,484	12,949
Series G Debentures amortization, related rate differences and hedging results	(1,773)	(3,045)	(3,299)
Exchange rate differences and related hedging results	(7,092)	5,509	(1,271)
Bank fees and others	(2,064)	(1,323)	(1,544)
	$(12,873)	$2,870	$12